Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Total property and equipment	$ 35,893	$ 27,230	$ 14,675
Less: Accumulated depreciation	(15,125)	(11,305)	(6,729)
Property and equipment, net	20,768	15,925	7,946
Engineering laboratory equipment
Property Plant And Equipment [Line Items]
Total property and equipment	24,294	17,757	7,948
Computer software
Property Plant And Equipment [Line Items]
Total property and equipment	2,619	2,398	1,924
Computer equipment
Property Plant And Equipment [Line Items]
Total property and equipment	2,435	1,640	1,094
Furniture and fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	370	370	358
Leasehold improvements
Property Plant And Equipment [Line Items]
Total property and equipment	1,026	1,017	819
Equipment under capital lease
Property Plant And Equipment [Line Items]
Total property and equipment		96
Construction in progress
Property Plant And Equipment [Line Items]
Total property and equipment	$ 5,149	$ 3,952	$ 2,532